Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2018
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Goodwill		$ 8,960		$ 6,410	[1]
SCANA
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Total current assets	[2]			1,772
Investments				224
Property, plant and equipment	[3]			11,006
Goodwill				2,550
Regulatory assets			$ 2,800	3,940	[4]
Other deferred charges and other assets, including intangible assets				430
Total Assets				19,922
Total current liabilities				1,515
Long-term debt				6,707
Deferred income taxes				1,100
Regulatory liabilities				2,662
Other deferred credits and other liabilities				1,099
Total Liabilities			$ 6,900	13,083
Total purchase price	[5]			$ 6,839

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Includes $389 million of cash, restricted cash and equivalents, of which $115 million is considered restricted.
[3]	Includes $105 million of certain property, plant and equipment associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. As a result, Dominion Energy’s Consolidated Statement of Income for the three months ended March 31, 2019 includes a charge of $105 million ($79 million after-tax), included in impairment of assets and other charges.
[4]	Includes $264 million of certain income tax-related regulatory assets associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. See Note 5 for additional information.
[5]	Includes stock-based compensation awards with an estimated fair value of $21 million.